Fair Value Disclosures (Tables)	12 Months Ended
Nov. 30, 2014
Fair Value Disclosures
Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis

        The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of November 30, 2014 (in thousands):

As of November 30, 2014
	Total	Level 1	Level 2	Level 3
Embedded conversion derivative	—	—	—	—

	As of November 30, 2013
	Total	Level 1	Level 2	Level 3
Embedded conversion derivative	$5,700	$—	$—	$5,700

Schedule of reconciliation of the changes in Level 3 fair value measurements

        A reconciliation of the changes in Level 3 fair value measurements is as follows as of November 30, 2014 (in thousands):

Convertible Notes Embedded Derivative
Balance at November 30, 2013	$5,700
Total (gains) losses included in other expense	(2,270)
Reclassification to stockholders' equity	(3,430)

Balance at November 30, 2014	$—

Schedule of fair value hierarchy for assets measured at fair value on a non- recurring basis

        The following table presents our fair value hierarchy for assets measured at fair value on a non-recurring basis as of November 30, 2014 (in thousands):

	As of November 30, 2014
	Total	Level 1	Level 2	Level 3	Total Losses
Property and equipment, net	$2,897	$—	$—	$2,897	$840
Goodwill	$8,394	$—	$—	$8,394	$23,585